Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 605,467	$ 317,366
Restricted cash (Note 2)	3,561	37,321
Trade accounts receivable, net of allowance for doubtfull receivables of $14,685 and $2,948 at December 31, 2012 and 2013, respectively	289,718	148,808
Other current assets (Note 4)	110,971	93,639
Total current assets	1,009,717	597,134
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	662,313	992,825
Drilling rigs, drillships, machinery and equipment, net (Note 6)	5,777,025	4,399,462
Total fixed assets, net	6,439,338	5,392,287
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	50,000	155,374
Financial instruments (Note 10)	13,517	935
Intangible assets, net (Note 7)	6,175	7,619
Other non-current assets (Note 8)	101,703	71,765
Total non-current assets, net	171,395	235,693
Total assets	7,620,450	6,225,114
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 9)	85,401	169,780
Accounts payable and other current liabilities	89,988	69,827
Accrued liabilities	214,137	156,886
Deferred revenue	123,862	69,635
Financial instruments (Note 10)	30,266	39,537
Total current liabilities	543,654	505,665
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 9)	3,907,835	2,683,630
Financial instruments (Note 10)	15,557	38,087
Deferred revenue	152,226	71,815
Other non-current liabilities	21,335	17,402
Total non-current liabilities	4,096,953	2,810,934
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013, nil issued and outstanding at December 31, 2012 and 2013, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2012 and 2013, 131,725,128 and 131,875,128 issued and outstanding at December 31, 2012 and 2013, respectively (Note 11)	1,319	1,317
Additional paid-in capital	3,492,650	3,489,018
Accumulated other comprehensive loss (Note 12)	(23,454)	(27,825)
Accumulated deficit	(490,672)	(553,995)
Total stockholders' equity	2,979,843	2,908,515
Total liabilities and stockholders' equity	$ 7,620,450	$ 6,225,114